Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory tax rate			35.00%	35.00%	35.00%
Deferred tax benefit	$ 0.8	$ (0.3)	$ (10.2)	$ (12.7)	$ 58.2
U.S. federal and state net operating loss carryforwards			22
Turret Steel
Reconciliation Of Effective Income Tax Rate [Line Items]
Deferred tax benefit			$ (8.5)